Goodwill and intangible assets - Schedule of Identifiable intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	$ 185,635
Acquisition	702,040
Purchase price adjustments	217
Disposals, intangible assets other than goodwill	(1,124)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(23,659)
Transferred to assets held for sale	(20,290)
Amortisation, intangible assets other than goodwill	(45,418)	$ (12,891)
Balance at end of period	797,401	185,635
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	182,969
Acquisition	559,250
Purchase price adjustments	(505)
Disposals, intangible assets other than goodwill	(1,095)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(23,659)
Transferred to assets held for sale	(19,690)
Amortisation, intangible assets other than goodwill	(34,778)
Balance at end of period	662,492	182,969
Trade names
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,921
Acquisition	49,180
Purchase price adjustments	767
Disposals, intangible assets other than goodwill	(29)
Transferred to assets held for sale	(600)
Amortisation, intangible assets other than goodwill	(3,419)
Balance at end of period	47,820	1,921
Service agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition	69,370
Amortisation, intangible assets other than goodwill	(5,775)
Balance at end of period	63,595
Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	745
Acquisition	24,240
Purchase price adjustments	(45)
Amortisation, intangible assets other than goodwill	(1,446)
Balance at end of period	$ 23,494	$ 745